UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (98.8%)(a)
		Shares	Value

Aerospace and defense (2.1%)

Airbus Group SE (France)		35,016	$2,079,810

BAE Systems PLC (United Kingdom)		200,569	1,361,708

			3,441,518
Airlines (1.1%)

Japan Airlines Co., Ltd. (Japan)		54,500	1,923,978

			1,923,978
Automobiles (5.2%)

Daimler AG (Registered Shares) (Germany)		26,264	1,903,851

Nissan Motor Co., Ltd. (Japan)		324,500	2,989,121

Toyota Motor Corp. (Japan)		44,900	2,640,765

Yamaha Motor Co., Ltd. (Japan)		58,900	1,187,950

			8,721,687
Banks (16.0%)

Banco de Sabadell SA (Spain)		578,885	1,063,336

Bank of Ireland (Ireland)(NON)		4,541,831	1,768,124

Bank of Queensland, Ltd. (Australia)		286,005	2,338,571

Barclays PLC (United Kingdom)		460,138	1,701,154

DNB ASA (Norway)		69,868	910,519

ING Groep NV GDR (Netherlands)		403,929	5,734,050

Lloyds Banking Group PLC (United Kingdom)		1,042,602	1,188,538

Metro Bank PLC (acquired 1/15/14, cost $657,552) (Private) (United Kingdom)(F)(RES)(NON)		30,891	746,517

Mizuho Financial Group, Inc. (Japan)		760,900	1,429,242

Natixis SA (France)		196,210	1,084,099

Permanent TSB Group Holdings PLC (Ireland)(NON)		285,766	1,519,422

Shinsei Bank, Ltd. (Japan)		660,000	1,363,302

Skandinaviska Enskilda Banken AB (Sweden)		122,635	1,310,647

Sumitomo Mitsui Financial Group, Inc. (Japan)		72,700	2,767,507

Virgin Money Holdings UK PLC (United Kingdom)(NON)		321,320	1,881,810

			26,806,838
Beverages (1.0%)

Anheuser-Busch InBev SA/NV (Belgium)		15,302	1,625,288

			1,625,288
Building products (0.7%)

Compagnie De Saint-Gobain (France)		27,623	1,199,935

			1,199,935
Capital markets (1.5%)

Credit Suisse Group AG (Switzerland)		52,240	1,256,774

UBS Group AG (Switzerland)		72,161	1,337,224

			2,593,998
Chemicals (1.0%)

Akzo Nobel NV (Netherlands)		25,436	1,653,611

			1,653,611
Communications equipment (1.0%)

Alcatel-Lucent (France)(NON)		477,226	1,756,967

			1,756,967
Construction and engineering (1.8%)

Vinci SA (France)		45,981	2,923,813

			2,923,813
Construction materials (0.6%)

CRH PLC (Ireland)		39,655	1,049,015

			1,049,015
Diversified financial services (1.9%)

Challenger, Ltd. (Australia)		403,081	2,026,463

Eurazeo SA (France)		17,686	1,176,853

			3,203,316
Diversified telecommunication services (3.5%)

BCE, Inc. (Canada)		30,000	1,227,876

Com Hem Holding AB (Sweden)		87,189	729,181

Spark New Zealand, Ltd. (New Zealand)		704,341	1,342,536

Telecom Italia SpA RSP (Italy)		1,432,318	1,469,908

Telstra Corp., Ltd. (Australia)		293,411	1,158,310

			5,927,811
Electric utilities (1.1%)

SSE PLC (United Kingdom)		80,309	1,821,293

			1,821,293
Food and staples retail (1.0%)

Seven & i Holdings Co., Ltd. (Japan)		30,000	1,374,528

WM Morrison Supermarkets PLC (United Kingdom)		147,320	371,139

			1,745,667
Food products (3.2%)

Barry Callebaut AG (Switzerland)		1,259	1,371,612

Kerry Group PLC Class A (Ireland)		27,327	2,054,907

Nestle SA (Switzerland)		26,597	2,002,927

			5,429,446
Gas utilities (1.2%)

Tokyo Gas Co., Ltd. (Japan)		423,000	2,056,223

			2,056,223
Household durables (1.2%)

Panasonic Corp. (Japan)		193,500	1,964,425

			1,964,425
Household products (0.5%)

Henkel AG & Co. KGaA (Preference) (Germany)		8,075	829,673

			829,673
Industrial conglomerates (1.6%)

Siemens AG (Germany)		30,506	2,725,505

			2,725,505
Insurance (8.8%)

ACE, Ltd.		17,086	1,766,692

Admiral Group PLC (United Kingdom)		25,572	582,187

AIA Group, Ltd. (Hong Kong)		355,000	1,848,323

Allianz SE (Germany)		8,229	1,289,775

AXA SA (France)		107,458	2,608,774

Intact Financial Corp. (Canada)		22,200	1,559,074

Prudential PLC (United Kingdom)		154,005	3,255,752

SCOR SE (France)		50,673	1,820,047

			14,730,624
Media (3.1%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		65,674	835,633

Liberty Global PLC Ser. C (United Kingdom)(NON)		37,800	1,550,556

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)		1,950	66,768

WPP PLC (United Kingdom)		132,066	2,750,251

			5,203,208
Metals and mining (0.8%)

BHP Billiton, Ltd. (Australia)		57,568	907,946

Glencore PLC (United Kingdom)		311,879	434,603

Lonmin PLC (United Kingdom)(NON)		3,365	829

			1,343,378
Multi-utilities (2.3%)

Centrica PLC (United Kingdom)		293,428	1,019,658

RWE AG (Germany)		65,958	747,339

Veolia Environnement SA (France)		87,389	2,002,636

			3,769,633
Oil, gas, and consumable fuels (7.8%)

BG Group PLC (United Kingdom)		99,089	1,428,836

EnCana Corp. (Canada)		136,500	878,632

Genel Energy PLC (United Kingdom)(NON)		113,974	479,423

Royal Dutch Shell PLC Class A (United Kingdom)		245,126	5,820,697

Suncor Energy, Inc. (Canada)		100,200	2,679,759

Total SA (France)		38,832	1,750,744

			13,038,091
Personal products (0.3%)

Asaleo Care, Ltd. (Australia)		386,616	487,073

			487,073
Pharmaceuticals (9.7%)

Astellas Pharma, Inc. (Japan)		229,300	2,976,792

AstraZeneca PLC (United Kingdom)		43,471	2,758,815

Bayer AG (Germany)		17,489	2,235,238

Novartis AG (Switzerland)		19,075	1,757,089

Sanofi (France)		69,148	6,587,428

			16,315,362
Professional services (0.4%)

Recruit Holdings Co., Ltd. (Japan)		21,700	652,752

			652,752
Real estate investment trusts (REITs) (1.7%)

Hibernia REIT PLC (Ireland)		1,284,688	1,819,618

Japan Hotel REIT Investment Corp (Japan)		1,658	1,058,214

			2,877,832
Real estate management and development (3.1%)

Hang Lung Group, Ltd. (Hong Kong)		342,000	1,163,585

Mitsubishi Estate Co., Ltd. (Japan)		57,000	1,168,235

Mitsui Fudosan Co., Ltd. (Japan)		64,000	1,760,045

Sumitomo Realty & Development Co., Ltd. (Japan)		36,000	1,149,931

			5,241,796
Software (0.9%)

Nintendo Co., Ltd. (Japan)		8,600	1,452,899

			1,452,899
Technology hardware, storage, and peripherals (2.3%)

Casetek Holdings, Ltd. (Taiwan)		144,000	617,421

Lenovo Group, Ltd. (China)		1,366,000	1,159,869

Samsung Electronics Co., Ltd. (South Korea)		2,146	2,063,801

			3,841,091
Thrifts and mortgage finance (0.7%)

Home Capital Group, Inc. (Canada)(S)		49,900	1,197,675

			1,197,675
Tobacco (2.9%)

Japan Tobacco, Inc. (Japan)		76,200	2,370,416

Philip Morris International, Inc.		30,700	2,435,431

			4,805,847
Trading companies and distributors (2.6%)

ITOCHU Corp. (Japan)		95,500	1,012,949

Mitsubishi Corp. (Japan)		114,500	1,882,533

Wolseley PLC (United Kingdom)		23,636	1,382,688

			4,278,170
Transportation infrastructure (1.4%)

Aena SA (Spain)(NON)		13,603	1,502,166

Sumitomo Warehouse Co., Ltd. (The) (Japan)		167,000	809,127

			2,311,293
Wireless telecommunication services (2.8%)

KDDI Corp. (Japan)		64,900	1,453,392

Vodafone Group PLC (United Kingdom)		1,015,660	3,211,556

			4,664,948

Total common stocks (cost $167,981,802)			$165,611,679

U.S. TREASURY OBLIGATIONS (0.4%)(a)
		Principal amount	Value

U.S. Treasury Notes
2.000%, February 15, 2025(i)		$300,000	$299,583
1.000%, May 31, 2018(i)		183,000	184,307
1.000%, May 31, 2018(i)		120,000	120,612

Total U.S. treasury Obligations (cost $604,502)			$604,502

SHORT-TERM INVESTMENTS (1.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	Shares	1,115,400	$1,115,400

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	1,075,512	1,075,512

SSgA Prime Money Market Fund Class N 0.09%(P)	Shares	70,000	70,000

U.S. Treasury Bills 0.02%, October 15, 2015(SEGSF)		$256,000	255,998

U.S. Treasury Bills 0.02%, October 8, 2015(SEGSF)		388,000	387,999

U.S. Treasury Bills 0.01%, October 1, 2015		70,000	70,000

Total short-term investments (cost $2,974,909)			$2,974,909

TOTAL INVESTMENTS

Total investments (cost $171,561,213)(b)			$169,191,090

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $148,863,193) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$4,997,097	$5,510,201	$(513,104)
	British Pound	Buy	12/16/15	2,168,609	2,195,174	(26,565)
	British Pound	Sell	12/16/15	2,168,609	2,201,805	33,196
	Canadian Dollar	Sell	10/21/15	670,668	681,857	11,189
	Euro	Buy	12/16/15	622,065	632,301	(10,236)
	Japanese Yen	Buy	11/18/15	641,591	620,570	21,021
	Japanese Yen	Sell	11/18/15	641,591	643,107	1,516
Barclays Bank PLC
	Canadian Dollar	Sell	10/21/15	1,435,895	1,547,886	111,991
	Euro	Sell	12/16/15	674,202	720,173	45,971
	Hong Kong Dollar	Buy	11/18/15	2,528,087	2,526,740	1,347
	Japanese Yen	Buy	11/18/15	1,945,554	1,881,932	63,622
	Japanese Yen	Sell	11/18/15	1,945,554	1,950,192	4,638
	Singapore Dollar	Buy	11/18/15	1,749,386	1,805,082	(55,696)
	Swiss Franc	Buy	12/16/15	1,344,418	1,346,940	(2,522)
	Swiss Franc	Sell	12/16/15	1,344,418	1,339,710	(4,708)
Citibank, N.A.
	British Pound	Buy	12/16/15	1,104,569	1,117,936	(13,367)
	British Pound	Sell	12/16/15	1,104,569	1,121,561	16,992
	Danish Krone	Buy	12/16/15	1,306,734	1,300,208	6,526
	Euro	Sell	12/16/15	4,548,345	4,604,765	56,420
	Japanese Yen	Buy	11/18/15	26,191	25,333	858
	Japanese Yen	Sell	11/18/15	26,191	26,255	64
Credit Suisse International
	Australian Dollar	Buy	10/21/15	438,582	437,029	1,553
	Australian Dollar	Sell	10/21/15	438,582	476,622	38,040
	British Pound	Buy	12/16/15	2,905,845	2,950,542	(44,697)
	British Pound	Sell	12/16/15	2,905,845	2,941,094	35,249
	Canadian Dollar	Buy	10/21/15	97,779	98,591	(812)
	Canadian Dollar	Sell	10/21/15	97,779	103,840	6,061
	Euro	Buy	12/16/15	3,281,056	3,322,049	(40,993)
	Euro	Sell	12/16/15	3,281,056	3,285,574	4,518
	Japanese Yen	Buy	11/18/15	1,549,689	1,498,981	50,708
	Japanese Yen	Sell	11/18/15	1,549,689	1,557,040	7,351
	Norwegian Krone	Buy	12/16/15	954,896	987,544	(32,648)
	Swedish Krona	Buy	12/16/15	2,218,793	2,208,726	10,067
	Swiss Franc	Buy	12/16/15	1,705,241	1,707,920	(2,679)
	Swiss Franc	Sell	12/16/15	1,705,241	1,699,354	(5,887)
Deutsche Bank AG
	British Pound	Buy	12/16/15	1,249,143	1,268,100	(18,957)
	British Pound	Sell	12/16/15	1,249,143	1,264,271	15,128
	Canadian Dollar	Sell	10/21/15	695,095	737,931	42,836
	Euro	Buy	12/16/15	246,029	246,409	(380)
	Euro	Sell	12/16/15	246,029	249,087	3,058
Goldman Sachs International
	Japanese Yen	Buy	11/18/15	1,559,643	1,451,915	107,728
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	160,498	174,323	(13,825)
	Australian Dollar	Sell	10/21/15	160,498	159,932	(566)
	British Pound	Buy	12/16/15	2,137,758	2,163,684	(25,926)
	British Pound	Sell	12/16/15	2,137,758	2,170,484	32,726
	Canadian Dollar	Sell	10/21/15	1,168,257	1,273,608	105,351
	Euro	Buy	12/16/15	466,325	466,974	(649)
	Euro	Sell	12/16/15	466,325	472,122	5,797
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/16/15	5,654,716	5,724,078	(69,362)
	Canadian Dollar	Buy	10/21/15	165,513	175,748	(10,235)
	Canadian Dollar	Sell	10/21/15	165,513	166,877	1,364
	Euro	Buy	12/16/15	711,459	712,483	(1,024)
	Euro	Sell	12/16/15	711,459	720,300	8,841
	Japanese Yen	Buy	11/18/15	143,587	138,882	4,705
	Japanese Yen	Sell	11/18/15	143,587	143,938	351
	New Zealand Dollar	Sell	10/21/15	1,068,123	1,119,680	51,557
	Norwegian Krone	Buy	12/16/15	266,565	274,851	(8,286)
	Norwegian Krone	Sell	12/16/15	266,565	275,494	8,929
	Singapore Dollar	Buy	11/18/15	571,670	566,876	4,794
	South Korean Won	Sell	11/18/15	2,291,661	2,333,648	41,987
	Swedish Krona	Buy	12/16/15	1,468,767	1,462,454	6,313
	Swedish Krona	Sell	12/16/15	1,468,767	1,460,371	(8,396)
	Swiss Franc	Buy	12/16/15	829,574	831,554	(1,980)
	Swiss Franc	Sell	12/16/15	829,574	826,657	(2,917)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	496,008	538,989	(42,981)
	Australian Dollar	Sell	10/21/15	496,008	494,210	(1,798)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	2,426,959	2,418,767	8,192
	Australian Dollar	Sell	10/21/15	2,426,959	2,616,056	189,097
	British Pound	Sell	12/16/15	1,018,520	1,033,280	14,760
	Canadian Dollar	Sell	10/21/15	490,470	520,780	30,310
	Euro	Sell	12/16/15	1,072,167	1,094,026	21,859
	Hong Kong Dollar	Buy	11/18/15	43,160	43,158	2
	Hong Kong Dollar	Sell	11/18/15	43,160	43,139	(21)
	Israeli Shekel	Buy	10/21/15	900,473	937,430	(36,957)
	Japanese Yen	Buy	11/18/15	1,414,249	1,368,077	46,172
	Japanese Yen	Sell	11/18/15	1,414,249	1,417,903	3,654
	Swedish Krona	Buy	12/16/15	1,589,041	1,580,565	8,476
	Swedish Krona	Sell	12/16/15	1,589,041	1,582,599	(6,442)
	Swiss Franc	Buy	12/16/15	3,896,826	3,884,500	12,326
	Swiss Franc	Sell	12/16/15	3,896,826	3,903,170	6,344
UBS AG
	Australian Dollar	Buy	10/21/15	520,408	546,630	(26,222)
	Australian Dollar	Sell	10/21/15	520,408	518,512	(1,896)
	British Pound	Buy	12/16/15	2,328,910	2,357,086	(28,176)
	British Pound	Sell	12/16/15	2,328,910	2,364,474	35,564
	Canadian Dollar	Sell	10/21/15	1,049,348	1,114,045	64,697
	Euro	Buy	12/16/15	52,920	52,989	(69)
	Euro	Sell	12/16/15	52,920	53,585	665
	Swiss Franc	Buy	12/16/15	2,778,552	2,785,264	(6,712)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	866,997	942,126	(75,129)
	Australian Dollar	Sell	10/21/15	866,997	863,797	(3,200)
	British Pound	Buy	12/16/15	3,368,754	3,420,696	(51,942)
	British Pound	Sell	12/16/15	3,368,754	3,409,622	40,868
	Canadian Dollar	Sell	10/21/15	1,629,356	1,694,313	64,957
	Euro	Buy	12/16/15	2,706,989	2,740,652	(33,663)
	Euro	Sell	12/16/15	2,706,989	2,710,953	3,964
	Japanese Yen	Buy	11/18/15	6,957,753	6,974,995	(17,242)
	Japanese Yen	Sell	11/18/15	6,957,753	6,729,440	(228,313)

Total						$45,090

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $167,673,379.
(b)	The aggregate identified cost on a tax basis is $171,840,479, resulting in gross unrealized appreciation and depreciation of $20,094,225 and $22,743,614, respectively, or net unrealized depreciation of $2,649,389.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $746,517, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$465,515	$9,038,356	$8,428,359	$413	$1,075,512
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,154,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,051,182.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $819,849 to cover certain derivative contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.3%
	United Kingdom	20.2
	France	14.9
	Germany	5.8
	Ireland	4.9
	Switzerland	4.6
	Canada	4.5
	Netherlands	4.4
	Australia	4.1
	United States	3.6
	Spain	2.0
	Hong Kong	1.8
	South Korea	1.2
	Sweden	1.2
	Belgium	1.0
	Italy	0.9
	New Zealand	0.8
	China	0.7
	Norway	0.5
	Other	0.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $141,042 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $827,462 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $493,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,617,324	$14,271,996	$—
Consumer staples	2,435,431	12,487,563	—
Energy	3,558,391	9,479,700	—
Financials	4,523,441	51,382,121	746,517
Health care	—	16,315,362	—
Industrials	—	19,456,964	—
Information technology	—	7,050,957	—
Materials	—	4,046,004	—
Telecommunication services	1,227,876	9,364,883	—
Utilities	—	7,647,149	—
Total common stocks	13,362,463	151,502,699	746,517
U.S. treasury obligations	$—	$604,502	$—
Short-term investments	1,145,512	1,829,397	—

Totals by level	$14,507,975	$153,936,598	$746,517

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$45,090	$—

Totals by level	$—	$45,090	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,522,270	$1,477,180

Total	$1,522,270	$1,477,180

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$159,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	66,922	227,569	80,860	153,547	61,022	107,728	143,874	128,841	—	341,192	100,926	109,789	1,522,270

	Total Assets	$66,922	$227,569	$80,860	$153,547	$61,022	$107,728	$143,874	$128,841	$—	$341,192	$100,926	$109,789	$1,522,270

	Liabilities:
	Forward currency contracts#	549,905	62,926	13,367	127,716	19,337	—	40,966	102,200	44,779	43,420	63,075	409,489	1,477,180

	Total Liabilities	$549,905	$62,926	$13,367	$127,716	$19,337	$—	$40,966	$102,200	$44,779	$43,420	$63,075	$409,489	$1,477,180

	Total Financial and Derivative Net Assets	$(482,983)	$164,643	$67,493	$25,831	$41,685	$107,728	$102,908	$26,641	$(44,779)	$297,772	$37,851	$(299,700)	$45,090
	Total collateral received (pledged)##†	$(482,983)	$164,643	$—	$—	$—	$107,728	$102,908	$26,641	$—	$297,772	$—	$—
	Net amount	$—	$—	$67,493	$25,831	$41,685	$—	$—	$—	$(44,779)	$—	$37,851	$(299,700)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015